Stock Warrants and Earnouts - Summary of Assumed Public Warrants (Detail)	3 Months Ended
	Apr. 30, 2021 shares
Fair Value Earnout Liability Basis Valuation Techniques [Line Items]
Outstanding as of January 31, 2021	38,761,031	[1]
Common Stock Warrants as Part of the Merger	16,992,130	[1]
Warrants Exercised	(11,858,074)	[1]
Outstanding as of April 30, 2021	43,895,087	[1]
Legacy Common and Preferred Stock Warrants [Member]
Fair Value Earnout Liability Basis Valuation Techniques [Line Items]
Outstanding as of January 31, 2021	38,761,031	[1]
Warrants Exercised	(1,097,305)	[1]
Outstanding as of April 30, 2021	37,663,726	[1]
Private Placement Warrants [Member]
Fair Value Earnout Liability Basis Valuation Techniques [Line Items]
Common Stock Warrants as Part of the Merger	6,521,568
Warrants Exercised	(4,347,712)
Outstanding as of April 30, 2021	2,173,856
Public Warrants [Member]
Fair Value Earnout Liability Basis Valuation Techniques [Line Items]
Common Stock Warrants as Part of the Merger	10,470,562
Warrants Exercised	(6,413,057)
Outstanding as of April 30, 2021	4,057,505

[1]	The shares (and the warrants' exercise prices) subject to the Company's Legacy common and preferred stock warrants were restated to reflect the exchange ratio of approximately 0.9966 established in the Merger Agreement as discussed in Note 3.